Income tax - Summary of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Gross amount	$ 451,324	$ 352,156
Tax effect	60,885	47,205
Deductible temporary differences
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Gross amount	7,332	4,623
Tax effect	1,014	661
Net operating loss carryforwards
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Gross amount	443,992	347,533
Tax effect	$ 59,871	$ 46,544